Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,956,385	$ 444,253	$ 2,058,418
Accounts receivable	241,631
Due from former owners		269,883	35,985
Inventory	680,313	582,019	41,000
Refundable income tax	151,796	192,139	192,139
Prepaid expenses and other current assets	507,469	253,795	65,864
Total current assets	3,537,594	1,742,089	2,393,406
Property and equipment, net	7,314,924	7,323,050	2,035,066
Right-of-use assets	630,187	746,973
Other intangibles, net	2,185,974	2,729,574	239,195
Goodwill	7,614,553	7,614,553	1,610,843
Other assets	13,640	29,456	51,254
Total assets	21,296,872	20,185,695	6,329,764
Current liabilities:
Cumulative Series A preferred stock dividends payable	133,828
Loan payable	859,600
Convertible debentures, net of issuance costs	100,000
Accounts payable	2,301,452	1,018,931	44,891
Accrued expenses	547,588	690,740	460,414
Operating lease liabilities	89,579	91,152
Bridge note, net of discount		3,899,156	1,031,917
Notes payable, net of discount	1,061,580	1,549,861	466,124
Total current liabilities	5,093,627	7,249,840	2,003,346
Liabilities and Stockholder’s Deficit
Operating lease liabilities, non-current	569,262	666,179
Convertible debentures, net of issuance costs		3,688,805	2,068,809
Notes payable - noncurrent	12,921,607	13,716,352	3,126,700
Total liabilities	18,584,496	25,321,176	7,198,855
Commitments and contingencies (Note 12)
STOCKHOLDER’S DEFICIT
Preferred stock value
Additional paid in capital	19,605,675	1,107,439	461,916
Accumulated deficit	(16,894,193)	(6,243,448)	(1,331,522)
Total stockholder’s equity (deficit)	2,712,376	(5,135,481)	(869,091)
Total liabilities and stockholder’s equity (deficit)	21,296,872	20,185,695	6,329,764
Class A Common Stock
STOCKHOLDER’S DEFICIT
Common stock value	461	98	85
Class B Common Stock
STOCKHOLDER’S DEFICIT
Common stock value	389	430	$ 430
Convertible Series A Preferred Stock
STOCKHOLDER’S DEFICIT
Preferred stock value	$ 44